UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2009



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2009


                       USAA GROWTH & TAX STRATEGY FUND



[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

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    ANNUAL REPORT
    USAA GROWTH AND TAX STRATEGY FUND
    MAY 31, 2009

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FUND OBJECTIVE

CONSERVATIVE BALANCE FOR THE INVESTOR BETWEEN INCOME, THE MAJORITY OF WHICH IS EXEMPT FROM FEDERAL INCOME TAX, AND THE POTENTIAL FOR LONG-TERM GROWTH OF CAPITAL TO PRESERVE PURCHASING POWER.

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TYPES OF INVESTMENTS

Invests at least a majority in tax-exempt bonds and money market instruments and the remainder in blue chip stocks.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

  Distributions to Shareholders                                              13

  Report of Independent Registered Public Accounting Firm                    14

  Portfolio of Investments                                                   15

  Notes to Portfolio of Investments                                          37

  Financial Statements                                                       40

  Notes to Financial Statements                                              43

EXPENSE EXAMPLE                                                              56

ADVISORY AGREEMENTS                                                          58

TRUSTEES' AND OFFICERS' INFORMATION                                          66

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"... DESPITE THESE HEADWINDS, SELECTIVE          [PHOTO OF CHRISTOPHER W. CLAUS]
OPPORTUNITIES REMAIN IN THE FINANCIAL
MARKETS ..."

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JUNE 2009

As I write to you, investors have plenty to celebrate. Stocks are well off their March lows while corporate and municipal bonds have staged impressive rallies. The extraordinary flight to quality, which drove Treasury yields to historic lows, began to ease. As investors seek out other asset classes, the air is leaving the Treasury bubble, sending prices down and yields up.

All in all, I think we've seen the worst of the investment market declines, and I would be surprised if we retested the market lows. That's the good news. But there is bad news, too. Despite some signs of improvement, the U.S. economy remains in recession. The road to recovery is likely to be long and difficult.

Here are a few of my concerns:

o The government has increased its spending to bail out troubled companies and to stimulate economic growth. No one knows if the expenditures will have the desired effect, but they are certainly adding to the federal deficit. The government has had to borrow, mainly by selling Treasury securities. The more it borrows, the higher the interest rate investors will demand, which will drive up the cost of debt and could bring on a bout of inflation.

o From all indications, the U.S. unemployment rate could reach 10%. It is likely to remain elevated through 2010, keeping the lid on consumer spending which is still the backbone of America's economy.

o Home prices continued to fall during the reporting period, but the decline appears to have slowed at period end. In certain regions, prices may even be reaching a bottom. The wild card: foreclosures resulting from bankruptcies and unemployment. I don't expect house prices to stabilize,

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2  | USAA GROWTH AND TAX STRATEGY FUND
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   at least in some markets, until the number of foreclosures drop and the market absorbs the existing supply of foreclosed houses.

o In the wake of the financial crisis, consumers have increased their saving. Instead of spending more than they make, they are by necessity spending less. Reflecting that reality, U.S. economic growth may be more modest in the future. Corporate earnings, which drive stock prices, are also likely to moderate.

Despite these headwinds, selective opportunities remain in the financial markets. As of this writing, lower-quality stocks have generally outperformed high-quality stocks. I expect to see a change over the coming months, with higher-quality names coming to the fore. Companies with strong balance sheets, good cash flow, effective management teams, and strong earnings growth potential are the stocks our equity subadvisers favor.

Some exposure to commodities, such as gold, also could be advantageous, especially as a hedge against inflation. Elsewhere, the emerging markets may be a source of long-term value. Many emerging nations have growing economies, which are less vulnerable to global downturns than in the past.

Meanwhile, our fixed-income team continues to find select opportunities in the tax-exempt and corporate bond markets as well as among asset-backed securities. Municipals could become even more attractive if federal and state income taxes increase.

From all of us at USAA Investment Management Company, we appreciate the opportunity to help you with your investment needs. We are proud to provide you with what we consider an excellent value -- some of the industry's top investment talent, first-class service, and pure no-load mutual funds.

Thank you for the trust you have placed in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. o Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company             Northern Trust Investments, N.A.
   (Tax-Exempt Bonds and Money                    (Blue Chip Stocks)
      Market Instruments)
                                                  MICHAEL LIAO, CFA
   CLIFFORD A. GLADSON, CFA                       CHRISTOPHER A. FRONK, CFA, CPA

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o  HOW DID THE FUND PERFORM?

   For the one-year period ended May 31, 2009, the USAA Growth and Tax Strategy Fund had a total return of -17.38%. This compares to a return of -32.55% for the S&P 500(R) Index, -21.12% for the Lipper Balanced Funds Index, -15.49% for the Composite Index, and 3.57% for the Barclays Capital Municipal Bond Index*.

   As of May 31, 2009, the Fund had a 12-month dividend yield of 3.67%, compared to 2.81% for the average fund in the Lipper Balanced Funds peer group.

o PLEASE CHARACTERIZE THE FUND'S PERFORMANCE IN LIGHT OF THE EXTREME VOLATILITY IN FINANCIAL MARKETS DURING THE REPORTING YEAR.

   Your Fund is unique in that it must keep more than 50% of assets in municipal bonds to pass tax-free income from those bonds to shareholders. The remainder of the Fund is invested in an equity

   *Effective November 3, 2008, Barclays Capital combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Thus, the Fund's benchmark, once known as the Lehman Brothers Municipal Bond Index, now is called the Barclays Capital Municipal Bond Index.

   Refer to page 10 for benchmark definitions.

   Past performance is no guarantee of future results.

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4  | USAA GROWTH AND TAX STRATEGY FUND
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   portfolio managed by Northern Trust Investments (NTI), which uses a tax-managed index strategy that seeks to track the return of the S&P 500 while minimizing capital gains distributions.

   While municipal bonds struggled in the first half of the reporting year and into December as a result of supply and demand imbalances related to the credit crisis, they staged a strong rally in the second half of the reporting year. This helped the Fund offset some of the losses in its equity portion while still paying a high level of tax-free income. Overall, the Fund did its job well.

o  WHAT LED TO THE DECEMBER TURNAROUND IN MUNICIPAL BONDS?

   Municipal bonds were extremely oversold, with yields so far above those available on taxable U.S. Treasury bonds that even non-tax sensitive investors entered the market. The yield on The Bond Buyer-40 Bond Index of long-term municipal bonds began the reporting year at 5.13%, but by December 15, 2008, reached a peak of 6.60%. On the same day, 30-year U.S. Treasury bonds offered a yield of just 2.96%. As a result of the rally that subsequently continued through most of the remaining reporting period, that huge yield gap narrowed considerably. As of May 31, 2009, The Bond Buyer-40 Bond Index was yielding 5.32%, while the 30-year Treasury yielded 4.54%. Bond yields and prices move in opposite directions.

o  IS THE RALLY IN MUNICIPAL BONDS OVER?

   We don't think so. There was so much dislocation in the market by December 2008 that, while the healing process has begun and progressed, there's still significant room for further price improvement relative to U.S. Treasuries. Additionally, tax rates are likely to go up,

   The Bond Buyer-40 Bond Index represents an average of the prices of 40 recently issued municipal securities, based on quotations obtained from six municipal securities broker's brokers. The 40 component issues are selected according to defined criteria and are replaced by newer issues on a periodic basis. This index is published daily and serves as the basis for futures contracts.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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   which makes potential tax-free yields even more attractive; and we still have not seen many traditional institutional buyers of municipal bonds return to the market. We continue to buy solid, carefully researched credits in the 20-year to 30-year maturity range with the goal of continuing to provide a high level of tax-free income to shareholders.

o  ARE YOU CONCERNED ABOUT INFLATION?

   We are alert to the possibility of inflation down the road and, should it become more of a concern, we will make adjustments, probably by buying higher coupon, shorter-maturity bonds. It's important to remember that this is a long-term fund that seeks to maximize compounding of high tax-free dividend yields.

o  HOW DID THE EQUITY PORTION OF THE FUND MANAGED BY NTI PERFORM?

   We matched the pre-tax return of the S&P 500 Index. While it's difficult to characterize a 32% loss as positive, the fact is that the volatility gave us ample opportunities to improve the Fund's tax efficiency moving forward. Our goal is to avoid creating any capital gain distributions, now and in the future. We were able to not only offset all taxable gains for the most recently ended tax year, but also to create and carry forward a significant loss that can be used to offset future gains.

   At the same time, we reduced the active risk in the equity portfolio -- that is, the risk that we don't perform in line with the S&P 500 Index -- by increasing the number of holdings. The bottom line is that we're in a much better position to be tax efficient in a rising market than at any point since we took over the equity portion at the end of 2006.

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6  | USAA GROWTH AND TAX STRATEGY FUND
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o  WHAT'S USAA'S OUTLOOK FOR THE FUND?

   As one of USAA's strategy funds, we look to be a solid single-fund solution for the tax-sensitive investor who seeks a balanced portfolio of conservatively managed bonds and stocks. We did much better than the average balanced fund in our peer group in the reporting year, and we believe we are well-positioned to continue to achieve our objectives. We thank you, the Fund's shareholders, for your continued investment. We are working hard to keep your trust.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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INVESTMENT OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND (Ticker Symbol: USBLX)

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                                           5/31/09                   5/31/08
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Net Assets                              $132.8 Million           $180.2 Million
Net Asset Value Per Share                   $11.00                    $13.80

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/09
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  1 YEAR                           5 YEARS                          10 YEARS
  -17.38%                           1.20%                             0.71%

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  30-DAY SEC YIELD* AS OF 5/31/09                              EXPENSE RATIO**
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              3.57%                                                 0.89%

*Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8  | USAA GROWTH AND TAX STRATEGY FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    BARCLAYS CAPITAL         LIPPER                           USAA GROWTH AND
                     MUNICIPAL BOND      BALANCED FUNDS        COMPOSITE        TAX STRATEGY         S&P 500
                         INDEX                INDEX              INDEX              FUND              INDEX
05/31/99              $10,000.00           $10,000.00         $10,000.00         $10,000.00        $10,000.00
06/30/99                9,856.14            10,276.48          10,192.65          10,283.50         10,554.97
07/31/99                9,892.00            10,084.28          10,055.53          10,152.69         10,225.40
08/31/99                9,812.70             9,978.48           9,944.19          10,074.13         10,174.81
09/30/99                9,816.80             9,850.63           9,798.99           9,928.91          9,895.88
10/31/99                9,710.44            10,135.85          10,023.63          10,282.00         10,522.10
11/30/99                9,813.72            10,244.91          10,192.82          10,367.22         10,735.99
12/31/99                9,740.56            10,548.04          10,475.58          10,549.68         11,368.30
01/31/00                9,698.14            10,283.06          10,225.16          10,341.26         10,797.13
02/29/00                9,810.85            10,258.29          10,297.42          10,488.38         10,592.74
03/31/00               10,025.21            10,862.28          10,851.24          11,187.00         11,629.02
04/30/00                9,965.98            10,663.22          10,639.64          10,921.67         11,279.15
05/31/00                9,914.14            10,562.89          10,470.47          10,662.51         11,047.73
06/30/00               10,176.85            10,731.48          10,795.83          10,903.28         11,320.10
07/31/00               10,318.46            10,702.24          10,790.17          10,822.52         11,143.12
08/31/00               10,477.48            11,179.95          11,241.56          11,195.28         11,835.26
09/30/00               10,422.97            10,944.67          10,912.61          10,630.23         11,210.44
10/31/00               10,536.70            10,934.98          10,908.64          10,736.60         11,163.05
11/30/00               10,616.42            10,538.05          10,475.42          10,404.99         10,282.96
12/31/00               10,878.73            10,799.97          10,676.23          10,479.76         10,333.29
01/31/01               10,986.52            11,029.18          10,864.98          10,574.28         10,699.90
02/28/01               11,021.35            10,601.06          10,395.41          10,063.84          9,724.27
03/31/01               11,120.13            10,258.71          10,127.27           9,685.79          9,108.23
04/30/01               10,999.63            10,689.24          10,431.94          10,028.76          9,816.03
05/31/01               11,118.08            10,784.45          10,521.60          10,079.57          9,881.80
06/30/01               11,192.47            10,619.21          10,429.35           9,959.14          9,641.29
07/31/01               11,358.25            10,611.52          10,439.09          10,023.15          9,546.38
08/31/01               11,545.35            10,309.53          10,233.65           9,632.72          8,948.76
09/30/01               11,506.62             9,814.09           9,810.07           9,141.15          8,226.13
10/31/01               11,643.71             9,978.35           9,975.52           9,334.82          8,382.99
11/30/01               11,545.55            10,375.62          10,243.80           9,702.79          9,026.02
12/31/01               11,436.33            10,450.45          10,245.42           9,608.88          9,105.09
01/31/02               11,634.70            10,358.79          10,247.57           9,641.41          8,972.22
02/28/02               11,774.87            10,288.40          10,226.82           9,517.80          8,799.19
03/31/02               11,544.12            10,513.36          10,298.26           9,667.75          9,130.12
04/30/02               11,769.75            10,261.06          10,129.83           9,333.93          8,576.58
05/31/02               11,841.26            10,256.28          10,125.80           9,314.29          8,513.39
06/30/02               11,966.47             9,818.73           9,832.79           8,915.36          7,906.98
07/31/02               12,120.37             9,315.49           9,538.95           8,776.88          7,290.60
08/31/02               12,266.08             9,411.06           9,625.24           8,856.01          7,338.47
09/30/02               12,534.74             8,849.19           9,271.98           8,581.02          6,540.93
10/31/02               12,326.94             9,218.06           9,524.39           8,840.04          7,116.63
11/30/02               12,275.71             9,592.02           9,714.83           8,946.31          7,535.51
12/31/02               12,534.74             9,333.46           9,575.45           8,809.28          7,092.82
01/31/03               12,502.97             9,193.65           9,422.09           8,681.81          6,907.01
02/28/03               12,677.77             9,124.70           9,434.07           8,722.06          6,803.38
03/31/03               12,685.36             9,161.94           9,465.16           8,862.55          6,869.43
04/30/03               12,769.17             9,657.75           9,850.62           9,180.03          7,435.27
05/31/03               13,068.16            10,084.90          10,204.14           9,450.23          7,827.02
06/30/03               13,012.62            10,161.37          10,226.38           9,497.25          7,926.86
07/31/03               12,557.28            10,184.92          10,127.66           9,381.76          8,066.62
08/31/03               12,650.93            10,356.86          10,261.66           9,476.87          8,223.94
09/30/03               13,022.87            10,370.00          10,350.41           9,592.36          8,136.61
10/31/03               12,957.29            10,712.13          10,579.47           9,790.63          8,596.89
11/30/03               13,092.34            10,806.97          10,684.29           9,872.67          8,672.53
12/31/03               13,200.75            11,194.19          10,980.67          10,144.30          9,127.36
01/31/04               13,276.36            11,361.35          11,075.49          10,233.71          9,294.89
02/29/04               13,476.17            11,516.19          11,228.47          10,336.87          9,424.09
03/31/04               13,429.24            11,461.25          11,109.23          10,232.50          9,281.91
04/30/04               13,111.19            11,220.39          10,897.76          10,031.86          9,136.20
05/31/04               13,063.65            11,269.93          10,934.11          10,107.97          9,261.58
06/30/04               13,111.19            11,446.13          11,048.66          10,204.56          9,441.67
07/31/04               13,283.74            11,230.65          10,925.83           9,940.05          9,129.18
08/31/04               13,549.94            11,298.97          11,033.64           9,995.73          9,166.11
09/30/04               13,621.87            11,466.82          11,128.02          10,254.25          9,265.38
10/31/04               13,739.09            11,590.83          11,247.47          10,492.23          9,406.93
11/30/04               13,625.76            11,903.05          11,414.00          10,772.21          9,787.55
12/31/04               13,792.16            12,200.18          11,664.26          11,091.33         10,000.00
01/31/05               13,921.06            12,043.01          11,593.87          10,917.08         10,000.00
02/28/05               13,874.75            12,213.39          11,684.77          11,000.42         10,210.44
03/31/05               13,787.24            12,045.23          11,534.94          10,816.78         10,029.64
04/30/05               14,004.67            11,900.49          11,500.72          10,778.69          9,839.41
05/31/05               14,103.65            12,173.38          11,728.88          11,159.56         10,152.49
06/30/05               14,191.15            12,260.86          11,785.69          11,336.08         10,166.90
07/31/05               14,127.01            12,533.31          11,969.47          11,573.52         10,545.00
08/31/05               14,269.64            12,569.57          11,978.18          11,535.22         10,448.78
09/30/05               14,173.53            12,619.40          12,002.61          11,631.51         10,533.41
10/31/05               14,087.46            12,421.26          11,895.33          11,500.64         10,357.81
11/30/05               14,155.09            12,722.81          12,146.18          11,777.77         10,749.57
12/31/05               14,276.81            12,834.25          12,221.44          11,870.66         10,753.31
01/31/06               14,315.34            13,140.62          12,405.93          11,994.66         11,038.03
02/28/06               14,411.45            13,124.18          12,428.42          12,069.06         11,067.98
03/31/06               14,312.06            13,251.98          12,501.89          12,066.25         11,205.75
04/30/06               14,307.14            13,396.47          12,559.75          12,132.82         11,356.22
05/31/06               14,370.88            13,130.85          12,405.66          11,983.03         11,029.37
06/30/06               14,316.78            13,122.99          12,385.34          11,958.89         11,044.32
07/31/06               14,487.07            13,184.25          12,441.40          12,067.84         11,112.45
08/31/06               14,702.04            13,437.81          12,686.98          12,277.35         11,376.85
09/30/06               14,804.29            13,631.52          12,863.07          12,475.91         11,670.03
10/31/06               14,897.13            13,949.09          13,115.53          12,703.66         12,050.31
11/30/06               15,021.31            14,217.79          13,297.14          12,863.94         12,279.46
12/31/06               14,968.24            14,322.94          13,338.73          12,922.09         12,451.71
01/31/07               14,929.92            14,477.41          13,431.23          13,003.93         12,640.03
02/28/07               15,126.64            14,422.15          13,399.40          12,949.37         12,392.80
03/31/07               15,089.35            14,545.90          13,447.77          12,997.63         12,531.41
04/30/07               15,134.02            14,964.25          13,743.57          13,299.69         13,086.50
05/31/07               15,067.01            15,285.78          13,943.21          13,501.06         13,543.15
06/30/07               14,988.93            15,142.96          13,820.87          13,348.20         13,318.15
07/31/07               15,105.13            14,884.83          13,664.29          13,173.17         12,905.23
08/31/07               15,039.96            15,005.15          13,674.62          13,200.81         13,098.68
09/30/07               15,262.51            15,429.07          14,016.22          13,549.21         13,588.55
10/31/07               15,330.54            15,700.39          14,185.54          13,669.77         13,804.70
11/30/07               15,428.29            15,332.31          13,921.26          13,354.45         13,227.57
12/31/07               15,471.13            15,257.84          13,876.32          13,249.47         13,135.80
01/31/08               15,666.21            14,753.43          13,562.18          12,894.40         12,347.90
02/29/08               14,948.97            14,561.48          13,036.81          12,305.75         11,946.77
03/31/08               15,376.24            14,450.20          13,130.54          12,488.08         11,895.18
04/30/08               15,556.17            14,929.26          13,537.10          12,873.93         12,474.52
05/31/08               15,650.23            15,094.18          13,710.20          12,986.85         12,636.10
06/30/08               15,473.59            14,296.17          13,096.30          12,376.24         11,570.82
07/31/08               15,532.40            14,115.12          12,998.48          12,281.41         11,473.56
08/31/08               15,714.17            14,168.79          13,141.78          12,461.60         11,639.52
09/30/08               14,977.25            13,098.32          12,191.75          11,539.30         10,602.35
10/31/08               14,824.38            11,419.59          10,990.08          10,372.94          8,821.71
11/30/08               14,871.51            10,899.36          10,499.53           9,952.29          8,188.71
12/31/08               15,088.32            11,264.07          10,571.24           9,896.91          8,275.84
01/31/09               15,640.60            10,742.66          10,424.34           9,771.27          7,578.30
02/28/09               15,722.78            10,047.79           9,981.85           9,423.33          6,771.38
03/31/09               15,725.64            10,606.63          10,378.25           9,754.30          7,364.52
04/30/09               16,039.80            11,337.23          11,047.25          10,310.30          8,069.37
05/31/09               16,209.48            11,906.00          11,498.89          10,729.73          8,520.72

                                   [END CHART]

                          Data from 5/31/99 to 5/31/09.

                    See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth and Tax Strategy Fund to the following benchmarks:

o The unmanaged Barclays Capital Municipal Bond Index is a benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market. Before November 3, 2008, it was called the Lehman Brothers Municipal Bond Index.

o The unmanaged Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

o The Composite Index is comprised of 51% of the Lipper General Municipal Debt Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 65% of their assets in municipal debt issues in the top four credit categories. The unmanaged Lipper Large-Cap Core Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales growth figure, compared to the S&P 500 Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

================================================================================

10  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 5/31/09
                                (% of Net Assets)

    Integrated Oil & Gas .............................................  3.6%
    Pharmaceuticals ..................................................  3.2%
    Computer Hardware ................................................  2.1%
    Integrated Telecommunication Services ............................  1.4%
    Systems Software .................................................  1.4%
    Aerospace & Defense ..............................................  1.3%
    Communications Equipment .........................................  1.3%
    Other Diversified Financial Services .............................  1.3%
    Household Products ...............................................  1.2%
    Soft Drinks ......................................................  1.1%

                         TOP 5 TAX-EXEMPT BOND HOLDINGS
                                  AS OF 5/31/09
                                (% of Net Assets)

    Lewisville .......................................................  3.9%
    Detroit Sewage Disposal ..........................................  2.7%
    Hospital Finance Auth. ...........................................  2.7%
    Mashantucket (Western) Pequot Tribe ..............................  2.5%
    Houston Utility Systems ..........................................  2.3%

                            TOP 5 BLUE CHIP HOLDINGS
                                  AS OF 5/31/09
                                (% of Net Assets)

    Exxon Mobil Corp. ................................................  1.9%
    Johnson & Johnson ................................................  0.9%
    Procter & Gamble Co. .............................................  0.9%
    AT&T, Inc. .......................................................  0.8%
    Microsoft Corp. ..................................................  0.8%

You will find a complete list of securities that the Fund owns on pages 15-36.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                       o ASSET ALLOCATION -- 5/31/2009 o

                         [PIE CHART OF ASSET ALLOCATION]

Tax-Exempt Bonds                                                           54.8%
Blue Chip Stocks                                                           44.0%
Tax-Exempt Money Market Instruments                                         0.4%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

12  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended May 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

100% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended May 31, 2009, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Fund has designated 73.48% of dividends paid from net investment income as tax-exempt for federal income tax purposes.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  13

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA GROWTH AND TAX STRATEGY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Growth and Tax Strategy Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Growth and Tax Strategy Fund at May 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
July 15, 2009

================================================================================

14  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

PORTFOLIO OF INVESTMENTS

May 31, 2009

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                          COUPON                      VALUE
(000)       SECURITY                                                             RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT SECURITIES (55.2%)

            TAX-EXEMPT BONDS (54.8%)

            ARIZONA (1.4%)
  $ 2,250   Univ. Medical Center Corp.                                           5.00%     7/01/2035     $  1,848
                                                                                                         --------
            ARKANSAS (1.8%)
    2,500   Conway Health Facilities Board                                       6.40      8/01/2029        2,428
                                                                                                         --------
            CALIFORNIA (0.7%)
    4,435   West Contra Costa USD (INS)                                          5.05(a)   8/01/2034          922
                                                                                                         --------
            COLORADO (0.3%)
      500   Univ. of Colorado Hospital Auth.                                     5.00     11/15/2037          435
                                                                                                         --------
            CONNECTICUT (2.5%)
    6,000   Mashantucket (Western) Pequot Tribe(b)                               5.75      9/01/2027        3,316
                                                                                                         --------
            FLORIDA (2.3%)
    3,000   Orlando (INS)                                                        5.13     11/01/2027        3,058
                                                                                                         --------
            HAWAII (0.8%)
    1,000   State (INS)                                                          5.25      9/01/2019        1,090
                                                                                                         --------
            INDIANA (4.0%)
    1,250   Finance Auth.                                                        5.38     11/01/2032        1,259
      550   Health and Educational Facility Financing Auth.                      5.25      2/15/2036          442
    1,000   Health and Educational Facility Financing Auth.                      5.00      2/15/2039          834
    3,000   Rockport (INS)                                                       4.63      6/01/2025        2,811
                                                                                                         --------
                                                                                                            5,346
                                                                                                         --------
            KENTUCKY (0.8%)
    1,000   Economic Dev. Finance Auth. (INS)                                    6.00     12/01/2033        1,039
                                                                                                         --------
            LOUISIANA (1.3%)
    1,075   Local Government Environmental Facilities and
             Community Dev. Auth. (INS)                                          6.55      9/01/2025          864
    1,000   Parish of St. John the Baptist                                       5.13      6/01/2037          847
                                                                                                         --------
                                                                                                            1,711
                                                                                                         --------
            MAINE (0.5%)
      595   Health and Higher Educational Facilities Auth. (INS)                 5.75      7/01/2030          608
                                                                                                         --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                          COUPON                      VALUE
(000)       SECURITY                                                             RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------
            MICHIGAN (7.5%)
  $ 3,500   Detroit Sewage Disposal (INS)(PRE)                                   5.75%     7/01/2026     $  3,641
    3,000   Hospital Finance Auth. (INS)                                         5.00     11/15/2026        2,748
    4,000   Hospital Finance Auth.                                               6.25     10/01/2027        3,557
                                                                                                         --------
                                                                                                            9,946
                                                                                                         --------
            MISSOURI (0.8%)
    1,500   Health and Educational Facility Financing Auth.                      5.38      2/01/2035        1,133
                                                                                                         --------
            NEW JERSEY (2.2%)
    2,000   EDA                                                                  5.00      9/01/2033        1,989
    1,000   Middlesex County Improvement Auth.                                   5.00      8/15/2023          915
                                                                                                         --------
                                                                                                            2,904
                                                                                                         --------
            NEW MEXICO (0.6%)
    1,000   Farmington                                                           4.88      4/01/2033          768
                                                                                                         --------
            NEW YORK (9.2%)
    1,000   Dormitory Auth. (INS)                                                4.70      2/15/2035          916
    1,000   Environmental Facilities Corp.                                       5.00      6/15/2025        1,045
    3,000   MTA                                                                  5.00     11/15/2030        2,949
      295   New York City                                                        6.00      5/15/2020          303
    2,000   New York City                                                        5.25      8/15/2023        2,115
    1,500   New York City Housing Dev. Corp. (INS)                               5.00      7/01/2025        1,523
    1,500   New York City Municipal Water Finance Auth.                          5.00      6/15/2037        1,498
    8,455   Oneida County IDA (INS)                                              4.65(a)   7/01/2035        1,855
                                                                                                         --------
                                                                                                           12,204
                                                                                                         --------
            NORTH CAROLINA (0.9%)
    1,000   Charlotte-Mecklenberg Hospital Auth. (PRE)                           4.88      1/15/2032        1,140
                                                                                                         --------
            RHODE ISLAND (0.1%)
      205   Housing and Mortgage Finance Corp.                                   6.85     10/01/2024          205
                                                                                                         --------
            TENNESSEE (0.2%)
    2,000   Knox County Health, Educational and Housing
             Facilities Board                                                    5.01(a)   1/01/2035          324
                                                                                                         --------
            TEXAS (14.2%)
    3,000   El Paso (INS)                                                        4.75      8/15/2033        2,899
    2,000   Hidalgo County Health Services Corp.                                 5.00      8/15/2026        1,519
    3,000   Houston Utility Systems (INS)                                        5.13      5/15/2028        3,061
    5,675   Lewisville (INS)                                                     5.80      9/01/2025        5,213
    1,500   Manor ISD (NBGA)                                                     5.00      8/01/2037        1,521
    2,000   Pflugerville (INS)                                                   5.00      8/01/2028        2,013
    1,500   Public Finance Auth. (INS)                                           5.00      2/15/2036          856

================================================================================

16  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                          COUPON                      VALUE
(000)       SECURITY                                                             RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------
  $ 1,000   San Leanna Education Facilities Corp.                                4.75%     6/01/2032     $    817
    1,000   Transportation Commission                                            4.50      4/01/2033          966
                                                                                                         --------
                                                                                                           18,865
                                                                                                         --------
            WASHINGTON (1.7%)
    1,500   Economic Dev. Finance Auth. (INS)                                    5.00      6/01/2038        1,475
    1,000   Vancouver Downtown Redevelopment Auth. (INS)                         5.00      1/01/2023          739
                                                                                                         --------
                                                                                                            2,214
                                                                                                         --------
            WEST VIRGINIA (1.0%)
    1,500   Pleasants County                                                     5.25     10/15/2037        1,288
                                                                                                         --------
            Total Tax-Exempt Bonds (cost: $80,575)                                                         72,792
                                                                                                         --------

            TAX-EXEMPT MONEY MARKET INSTRUMENTS (0.4%)

            VARIABLE-RATE DEMAND NOTES (0.3%)

            NEW HAMPSHIRE (0.3%)
      400   Health and Educational Facilities Auth.
             (LOC - RBS Citizens, N.A.)                                          3.00      6/01/2038          400
                                                                                                         --------

-----------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.1%)
  117,770   SSgA Tax Free Money Market Fund, 0.29%(c)                                                         118
                                                                                                         --------
            Total Tax-Exempt Money Market Instruments (cost: $518)                                            518
                                                                                                         --------
            Total Tax-exempt Securities (cost: $81,093)                                                    73,310
                                                                                                         --------

            BLUE CHIP STOCKS (44.0%)

            CONSUMER DISCRETIONARY (4.0%)
            -----------------------------
            ADVERTISING (0.1%)
    2,760   Interpublic Group of Companies, Inc.*                                                              14
    2,260   Omnicom Group, Inc.                                                                                69
                                                                                                         --------
                                                                                                               83
                                                                                                         --------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    2,380   Coach, Inc.*                                                                                       62
      720   Jones Apparel Group, Inc.                                                                           7
      480   Polo Ralph Lauren Corp.                                                                            26
      800   VF Corp.                                                                                           45
                                                                                                         --------
                                                                                                              140
                                                                                                         --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            APPAREL RETAIL (0.1%)
      750   Abercrombie & Fitch Co. "A"                                                                  $     23
    2,440   Gap, Inc.                                                                                          43
    1,450   Limited Brands, Inc.                                                                               18
    3,010   TJX Companies, Inc.                                                                                89
                                                                                                         --------
                                                                                                              173
                                                                                                         --------
            AUTO PARTS & EQUIPMENT (0.1%)
    3,000   Johnson Controls, Inc.                                                                             60
                                                                                                         --------
            AUTOMOBILE MANUFACTURERS (0.1%)
   23,341   Ford Motor Co.*                                                                                   134
                                                                                                         --------
            AUTOMOTIVE RETAIL (0.1%)
      920   AutoNation, Inc.*                                                                                  15
      300   AutoZone, Inc.*                                                                                    46
      980   O'Reilly Automotive, Inc.*                                                                         35
                                                                                                         --------
                                                                                                               96
                                                                                                         --------
            BROADCASTING (0.1%)
    5,840   CBS Corp. "B"                                                                                      43
      760   Scripps Networks Interactive "A"                                                                   21
    2,569   Time Warner Cable, Inc.                                                                            79
                                                                                                         --------
                                                                                                              143
                                                                                                         --------
            CABLE & SATELLITE (0.3%)
   19,702   Comcast Corp. "A"                                                                                 271
    3,230   DIRECTV Group, Inc.*                                                                               73
                                                                                                         --------
                                                                                                              344
                                                                                                         --------
            CASINOS & GAMING (0.1%)
    2,520   International Game Technology                                                                      44
      570   Wynn Resorts Ltd.*                                                                                 21
                                                                                                         --------
                                                                                                               65
                                                                                                         --------
            COMPUTER & ELECTRONICS RETAIL (0.1%)
    2,800   Best Buy Co., Inc.                                                                                 98
    1,410   GameStop Corp. "A"*                                                                                35
    1,070   RadioShack Corp.                                                                                   15
                                                                                                         --------
                                                                                                              148
                                                                                                         --------
            CONSUMER ELECTRONICS (0.0%)
      510   Harman International Industries, Inc.                                                              10
                                                                                                         --------
            DEPARTMENT STORES (0.2%)
    1,710   J.C. Penney Co., Inc.                                                                              44
    2,210   Kohl's Corp.*                                                                                      94

================================================================================

18  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
    3,590   Macy's, Inc.                                                                                 $     42
    1,370   Nordstrom, Inc.                                                                                    27
      470   Sears Holdings Corp.*                                                                              27
                                                                                                         --------
                                                                                                              234
                                                                                                         --------
            DISTRIBUTORS (0.0%)
    1,160   Genuine Parts Co.                                                                                  39
                                                                                                         --------
            EDUCATION SERVICES (0.0%)
      980   Apollo Group, Inc. "A"*                                                                            58
                                                                                                         --------
            FOOTWEAR (0.1%)
    2,810   NIKE, Inc. "B"                                                                                    160
                                                                                                         --------
            GENERAL MERCHANDISE STORES (0.2%)
      790   Big Lots, Inc.*                                                                                    18
    1,230   Family Dollar Stores, Inc.                                                                         37
    5,920   Target Corp.                                                                                      233
                                                                                                         --------
                                                                                                              288
                                                                                                         --------
            HOME IMPROVEMENT RETAIL (0.4%)
   13,200   Home Depot, Inc.                                                                                  306
    8,770   Lowe's Companies, Inc.                                                                            167
      710   Sherwin-Williams Co.                                                                               37
                                                                                                         --------
                                                                                                              510
                                                                                                         --------
            HOMEBUILDING (0.0%)
    1,080   Centex Corp.                                                                                        9
    2,350   D.R. Horton, Inc.                                                                                  22
    1,840   Pulte Homes, Inc.                                                                                  16
                                                                                                         --------
                                                                                                               47
                                                                                                         --------
            HOMEFURNISHING RETAIL (0.0%)
    2,070   Bed Bath & Beyond, Inc.*                                                                           58
                                                                                                         --------
            HOTELS, RESORTS, & CRUISE LINES (0.1%)
    2,990   Carnival Corp.                                                                                     76
    2,520   Marriott International, Inc. "A"                                                                   59
    1,570   Starwood Hotels and Resorts Worldwide, Inc.                                                        38
    1,500   Wyndham Worldwide Corp.                                                                            18
                                                                                                         --------
                                                                                                              191
                                                                                                         --------
            HOUSEHOLD APPLIANCES (0.1%)
      520   Black & Decker Corp.                                                                               17
      505   Snap-On, Inc.                                                                                      16
       70   Stanley Works                                                                                       2
      630   Whirlpool Corp.                                                                                    26
                                                                                                         --------
                                                                                                               61
                                                                                                         --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            HOUSEWARES & SPECIALTIES (0.1%)
    1,300   Fortune Brands, Inc.                                                                         $     46
    2,370   Newell Rubbermaid, Inc.                                                                            27
                                                                                                         --------
                                                                                                               73
                                                                                                         --------
            INTERNET RETAIL (0.2%)
    2,370   Amazon.com, Inc.*                                                                                 185
    1,800   Expedia, Inc.*                                                                                     31
                                                                                                         --------
                                                                                                              216
                                                                                                         --------
            LEISURE PRODUCTS (0.1%)
    1,450   Hasbro, Inc.                                                                                       37
    1,560   Mattel, Inc.                                                                                       24
                                                                                                         --------
                                                                                                               61
                                                                                                         --------
            MOTORCYCLE MANUFACTURERS (0.0%)
    2,000   Harley-Davidson, Inc.                                                                              34
                                                                                                         --------
            MOVIES & ENTERTAINMENT (0.6%)
   18,670   News Corp. "A"                                                                                    183
    9,403   Time Warner, Inc.                                                                                 220
    5,150   Viacom, Inc. "B"*                                                                                 114
   13,565   Walt Disney Co.                                                                                   329
                                                                                                         --------
                                                                                                              846
                                                                                                         --------
            PUBLISHING (0.1%)
    1,980   Gannett Co., Inc.                                                                                   9
    2,290   McGraw-Hill Companies, Inc.                                                                        69
      300   Meredith Corp.                                                                                      8
    1,000   New York Times Co. "A"                                                                              7
       50   Washington Post Co. "B"                                                                            18
                                                                                                         --------
                                                                                                              111
                                                                                                         --------
            RESTAURANTS (0.5%)
    1,240   Darden Restaurants, Inc.                                                                           45
    7,930   McDonald's Corp.                                                                                  468
    6,180   Starbucks Corp.*                                                                                   89
    3,350   Yum! Brands, Inc.                                                                                 116
                                                                                                         --------
                                                                                                              718
                                                                                                         --------
            SPECIALIZED CONSUMER SERVICES (0.0%)
    2,830   H&R Block, Inc.                                                                                    41
                                                                                                         --------
            SPECIALTY STORES (0.1%)
    2,330   Office Depot, Inc.*                                                                                11
    4,310   Staples, Inc.                                                                                      88
      340   Tiffany & Co.                                                                                      10
                                                                                                         --------
                                                                                                              109
                                                                                                         --------

================================================================================

20  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            TIRES & RUBBER (0.0%)
    2,040   Goodyear Tire & Rubber Co.*                                                                  $     23
                                                                                                         --------
            Total Consumer Discretionary                                                                    5,274
                                                                                                         --------
            CONSUMER STAPLES (5.3%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
    4,750   Archer-Daniels-Midland Co.                                                                        131
                                                                                                         --------
            BREWERS (0.0%)
      920   Molson Coors Brewing Co. "B"                                                                       40
                                                                                                         --------
            DISTILLERS & VINTNERS (0.0%)
      720   Brown-Forman Corp. "B"                                                                             32
      110   Constellation Brands, Inc. "A"*                                                                     1
                                                                                                         --------
                                                                                                               33
                                                                                                         --------
            DRUG RETAIL (0.4%)
   10,912   CVS Caremark Corp.                                                                                325
    7,620   Walgreen Co.                                                                                      227
                                                                                                         --------
                                                                                                              552
                                                                                                         --------
            FOOD DISTRIBUTORS (0.1%)
    3,030   Sysco Corp.                                                                                        73
                                                                                                         --------
            FOOD RETAIL (0.1%)
    4,700   Kroger Co.                                                                                        107
    3,110   Safeway, Inc.                                                                                      63
    1,530   SUPERVALU, Inc.                                                                                    25
    1,200   Whole Foods Market, Inc.                                                                           23
                                                                                                         --------
                                                                                                              218
                                                                                                         --------
            HOUSEHOLD PRODUCTS (1.2%)
    1,020   Clorox Co.                                                                                         54
    3,610   Colgate-Palmolive Co.                                                                             238
    2,570   Kimberly-Clark Corp.                                                                              133
   21,773   Procter & Gamble Co.                                                                            1,131
                                                                                                         --------
                                                                                                            1,556
                                                                                                         --------
            HYPERMARKETS & SUPER CENTERS (0.7%)
    3,160   Costco Wholesale Corp.                                                                            153
   14,810   Wal-Mart Stores, Inc.                                                                             737
                                                                                                         --------
                                                                                                              890
                                                                                                         --------
            PACKAGED FOODS & MEAT (0.7%)
    1,310   Campbell Soup Co.                                                                                  36
    3,840   ConAgra Foods, Inc.                                                                                72

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
    1,340   Dean Foods Co.*                                                                              $     25
    2,840   General Mills, Inc.                                                                               146
    2,125   H.J. Heinz Co.                                                                                     78
      910   Hershey Co.                                                                                        32
      828   J.M. Smucker Co.                                                                                   33
    1,830   Kellogg Co.                                                                                        79
   11,980   Kraft Foods, Inc. "A"                                                                             313
    1,120   McCormick & Co., Inc.                                                                              34
    2,930   Sara Lee Corp.                                                                                     26
    2,380   Tyson Foods, Inc. "A"                                                                              32
                                                                                                         --------
                                                                                                              906
                                                                                                         --------
            PERSONAL PRODUCTS (0.1%)
    3,050   Avon Products, Inc.                                                                                81
    1,100   Estee Lauder Companies, Inc. "A"                                                                   36
                                                                                                         --------
                                                                                                              117
                                                                                                         --------
            SOFT DRINKS (1.1%)
   14,920   Coca-Cola Co.                                                                                     733
    2,700   Coca-Cola Enterprises, Inc.                                                                        45
    1,960   Dr. Pepper Snapple Group, Inc.*                                                                    43
    1,150   Pepsi Bottling Group, Inc.                                                                         38
   11,360   PepsiCo, Inc.                                                                                     591
                                                                                                         --------
                                                                                                            1,450
                                                                                                         --------
            TOBACCO (0.8%)
   15,090   Altria Group, Inc.                                                                                258
    1,225   Lorillard, Inc.                                                                                    84
   14,740   Philip Morris International, Inc.                                                                 628
    1,400   Reynolds American, Inc.                                                                            56
                                                                                                         --------
                                                                                                            1,026
                                                                                                         --------
            Total Consumer Staples                                                                          6,992
                                                                                                         --------
            ENERGY (5.7%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
    1,030   CONSOL Energy, Inc.                                                                                42
      720   Massey Energy Co.                                                                                  17
    1,940   Peabody Energy Corp.                                                                               66
                                                                                                         --------
                                                                                                              125
                                                                                                         --------
            INTEGRATED OIL & GAS (3.6%)
   14,830   Chevron Corp.                                                                                     989
    9,670   ConocoPhillips                                                                                    443
   36,730   Exxon Mobil Corp.                                                                               2,547
    2,240   Hess Corp.                                                                                        149

================================================================================

22  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
    5,400   Marathon Oil Corp.                                                                           $    172
    1,400   Murphy Oil Corp.                                                                                   83
    6,250   Occidental Petroleum Corp.                                                                        419
                                                                                                         --------
                                                                                                            4,802
                                                                                                         --------
            OIL & GAS DRILLING (0.1%)
      510   Diamond Offshore Drilling, Inc.                                                                    43
      630   ENSCO International, Inc.                                                                          24
    2,180   Nabors Industries Ltd.*                                                                            39
      540   Noble Corp.                                                                                        19
      960   Rowan Companies, Inc.                                                                              20
                                                                                                         --------
                                                                                                              145
                                                                                                         --------
            OIL & GAS EQUIPMENT & SERVICES (0.7%)
      907   Baker Hughes, Inc.                                                                                 35
    2,500   BJ Services Co.                                                                                    39
    1,400   Cameron International Corp.*                                                                       44
    7,380   Halliburton Co.                                                                                   169
    3,080   National-Oilwell Varco, Inc.*                                                                     119
    8,700   Schlumberger Ltd.                                                                                 498
    1,620   Smith International, Inc.                                                                          47
                                                                                                         --------
                                                                                                              951
                                                                                                         --------
            OIL & GAS EXPLORATION & PRODUCTION (1.0%)
    3,330   Anadarko Petroleum Corp.                                                                          159
    2,420   Apache Corp.                                                                                      204
      700   Cabot Oil & Gas Corp.                                                                              25
    4,850   Chesapeake Energy Corp.                                                                           110
    1,820   Denbury Resources, Inc.*                                                                           31
    3,310   Devon Energy Corp.                                                                                209
    1,820   EOG Resources, Inc.                                                                               133
      970   Noble Energy, Inc.                                                                                 58
    1,020   Pioneer Natural Resources Co.                                                                      29
    1,340   Range Resources Corp.                                                                              61
    1,810   Southwestern Energy Co.*                                                                           79
    4,852   XTO Energy, Inc.                                                                                  207
                                                                                                         --------
                                                                                                            1,305
                                                                                                         --------
            OIL & GAS REFINING & MARKETING (0.1%)
      530   Sunoco, Inc.                                                                                       16
    1,150   Tesoro Corp.                                                                                       20
    3,090   Valero Energy Corp.                                                                                69
                                                                                                         --------
                                                                                                              105
                                                                                                         --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    3,535   El Paso Corp.                                                                                $     35
    5,540   Spectra Energy Corp.                                                                               89
    1,750   Williams Companies, Inc.                                                                           29
                                                                                                         --------
                                                                                                              153
                                                                                                         --------
            Total Energy                                                                                    7,586
                                                                                                         --------
            FINANCIALS (5.8%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
    1,895   Ameriprise Financial, Inc.                                                                         57
    8,395   Bank of New York Mellon Corp.                                                                     233
      770   Federated Investors, Inc. "B"                                                                      19
    1,110   Franklin Resources, Inc.                                                                           74
    3,300   Invesco Ltd. ADR                                                                                   52
    1,360   Janus Capital Group, Inc.                                                                          14
    1,220   Legg Mason, Inc.                                                                                   24
    1,420   Northern Trust Corp.(d)                                                                            82
    3,450   State Street Corp.                                                                                160
    2,210   T. Rowe Price Group, Inc.                                                                          90
                                                                                                         --------
                                                                                                              805
                                                                                                         --------
            CONSUMER FINANCE (0.3%)
   10,020   American Express Co.                                                                              249
    3,650   Capital One Financial Corp.                                                                        89
    2,020   Discover Financial Services                                                                        19
    4,030   SLM Corp.*                                                                                         27
                                                                                                         --------
                                                                                                              384
                                                                                                         --------
            DIVERSIFIED BANKS (0.8%)
    1,497   Banco Santander, S.A. ADR                                                                          16
    1,300   Comerica, Inc.                                                                                     28
    7,830   U.S. Bancorp                                                                                      150
   33,870   Wells Fargo & Co.                                                                                 864
                                                                                                         --------
                                                                                                            1,058
                                                                                                         --------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
    1,830   CB Richard Ellis Group, Inc. "A"*                                                                  13
                                                                                                         --------
            INSURANCE BROKERS (0.1%)
    1,990   Aon Corp.                                                                                          72
    2,090   Marsh & McLennan Companies, Inc.                                                                   39
                                                                                                         --------
                                                                                                              111
                                                                                                         --------

================================================================================

24  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            INVESTMENT BANKING & BROKERAGE (0.7%)
    7,570   Charles Schwab Corp.                                                                         $    133
    4,820   E*TRADE Financial Corp.*                                                                            7
    3,790   Goldman Sachs Group, Inc.                                                                         548
    7,870   Morgan Stanley                                                                                    239
                                                                                                         --------
                                                                                                              927
                                                                                                         --------
            LIFE & HEALTH INSURANCE (0.4%)
    3,940   AFLAC, Inc.                                                                                       140
    2,199   Lincoln National Corp.                                                                             42
    4,490   MetLife, Inc.                                                                                     141
    2,260   Principal Financial Group, Inc.                                                                    50
    2,605   Prudential Financial, Inc.                                                                        104
      725   Torchmark Corp.                                                                                    29
    2,950   Unum Group                                                                                         51
                                                                                                         --------
                                                                                                              557
                                                                                                         --------
            MULTI-LINE INSURANCE (0.1%)
   23,240   American International Group, Inc.                                                                 39
      700   Assurant, Inc.                                                                                     17
    3,680   Genworth Financial, Inc. "A"                                                                       22
    2,810   Hartford Financial Services Group, Inc.                                                            40
    1,266   Loews Corp.                                                                                        34
                                                                                                         --------
                                                                                                              152
                                                                                                         --------
            MULTI-SECTOR HOLDINGS (0.0%)
    1,560   Leucadia National Corp.*                                                                           32
                                                                                                         --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
   47,533   Bank of America Corp.                                                                             536
   34,290   Citigroup, Inc.                                                                                   128
   28,329   JPMorgan Chase & Co.                                                                            1,045
                                                                                                         --------
                                                                                                            1,709
                                                                                                         --------
            PROPERTY & CASUALTY INSURANCE (0.4%)
    4,630   Allstate Corp.                                                                                    119
    3,040   Chubb Corp.                                                                                       121
    1,780   MBIA, Inc.*                                                                                        11
    4,950   Progressive Corp.*                                                                                 80
    5,030   Travelers Companies, Inc.                                                                         204
    2,830   XL Capital Ltd. "A"                                                                                29
                                                                                                         --------
                                                                                                              564
                                                                                                         --------
            REGIONAL BANKS (0.3%)
    5,470   BB&T Corp.                                                                                        123
    3,840   Fifth Third Bancorp                                                                                26

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
    1,690   First Horizon National Corp.                                                                 $     20
    3,160   Huntington Bancshares, Inc.                                                                        12
      220   M&T Bank Corp.                                                                                     11
    2,240   Marshall & Ilsley Corp.                                                                            15
    2,695   PNC Financial Services Group, Inc.                                                                123
    5,950   Regions Financial Corp.                                                                            25
    3,040   SunTrust Banks, Inc.                                                                               40
      990   Zions Bancorp                                                                                      14
                                                                                                         --------
                                                                                                              409
                                                                                                         --------
            REITs - DIVERSIFIED (0.0%)
    1,326   Vornado Realty Trust                                                                               62
                                                                                                         --------
            REITs - INDUSTRIAL (0.0%)
    3,615   ProLogis                                                                                           31
                                                                                                         --------
            REITs - OFFICE (0.0%)
    1,050   Boston Properties, Inc.                                                                            51
                                                                                                         --------
            REITs - RESIDENTIAL (0.1%)
      670   AvalonBay Communities, Inc.                                                                        41
    2,355   Equity Residential Properties Trust                                                                57
                                                                                                         --------
                                                                                                               98
                                                                                                         --------
            REITs - RETAIL (0.1%)
    1,094   Developers Diversified Realty Corp.                                                                 6
      770   Kimco Realty Corp.                                                                                  9
    1,109   Simon Property Group, Inc.                                                                         59
                                                                                                         --------
                                                                                                               74
                                                                                                         --------
            REITs - SPECIALIZED (0.2%)
      230   HCP, Inc.                                                                                           6
      940   Health Care REIT, Inc.                                                                             32
    5,100   Host Hotels & Resorts, Inc.                                                                        48
    1,440   Plum Creek Timber Co., Inc.                                                                        50
    1,055   Public Storage                                                                                     70
    1,230   Ventas, Inc.                                                                                       37
                                                                                                         --------
                                                                                                              243
                                                                                                         --------
            SPECIALIZED FINANCE (0.3%)
    3,340   CIT Group, Inc.                                                                                    13
      530   CME Group, Inc.                                                                                   170
      630   IntercontinentalExchange, Inc.*                                                                    68
    1,410   Moody's Corp.                                                                                      39
    1,180   NASDAQ OMX Group, Inc.*                                                                            25
    2,230   NYSE Euronext                                                                                      67
                                                                                                         --------
                                                                                                              382
                                                                                                         --------

================================================================================

26  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            THRIFTS & MORTGAGE FINANCE (0.1%)
    4,210   Hudson City Bancorp, Inc.                                                                    $     54
      720   MGIC Investment Corp.                                                                               3
    2,490   People's United Financial, Inc.                                                                    39
       53   Tree.com, Inc.*                                                                                     1
                                                                                                         --------
                                                                                                               97
                                                                                                         --------
            Total Financials                                                                                7,759
                                                                                                         --------
            HEALTH CARE (6.1%)
            ------------------
            BIOTECHNOLOGY (0.8%)
    7,560   Amgen, Inc.*                                                                                      378
    2,080   Biogen Idec, Inc.*                                                                                108
    3,360   Celgene Corp.*                                                                                    142
      390   Cephalon, Inc.*                                                                                    23
    1,970   Genzyme Corp.*                                                                                    116
    6,740   Gilead Sciences, Inc.*                                                                            290
                                                                                                         --------
                                                                                                            1,057
                                                                                                         --------
            HEALTH CARE DISTRIBUTORS (0.2%)
    1,400   AmerisourceBergen Corp.                                                                            52
    3,010   Cardinal Health, Inc.                                                                             107
    1,270   McKesson Corp.                                                                                     52
      760   Patterson Companies, Inc.*                                                                         16
                                                                                                         --------
                                                                                                              227
                                                                                                         --------
            HEALTH CARE EQUIPMENT (1.0%)
    4,460   Baxter International, Inc.                                                                        228
    1,650   Becton, Dickinson and Co.                                                                         112
    9,090   Boston Scientific Corp.*                                                                           85
      600   C.R. Bard, Inc.                                                                                    43
    3,400   Covidien Ltd.                                                                                     122
    1,340   Hospira, Inc.*                                                                                     46
      340   Intuitive Surgical, Inc.*                                                                          51
    8,880   Medtronic, Inc.                                                                                   305
    2,440   St. Jude Medical, Inc.*                                                                            95
    1,770   Stryker Corp.                                                                                      68
      900   Varian Medical Systems, Inc.*                                                                      32
    1,920   Zimmer Holdings, Inc.*                                                                             86
                                                                                                         --------
                                                                                                            1,273
                                                                                                         --------
            HEALTH CARE FACILITIES (0.0%)
    3,580   Tenet Healthcare Corp.*                                                                            13
                                                                                                         --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            HEALTH CARE SERVICES (0.3%)
      250   DaVita, Inc.*                                                                                $     11
    1,770   Express Scripts, Inc.*                                                                            113
      795   Laboratory Corp. of America Holdings*                                                              49
    3,620   Medco Health Solutions, Inc.*                                                                     166
      850   Quest Diagnostics, Inc.                                                                            45
                                                                                                         --------
                                                                                                              384
                                                                                                         --------
            HEALTH CARE SUPPLIES (0.0%)
    1,270   DENTSPLY International, Inc.                                                                       37
                                                                                                         --------
            LIFE SCIENCES TOOLS & SERVICES (0.2%)
    1,469   Life Technologies Corp.*                                                                           57
      470   Millipore Corp.*                                                                                   30
    1,130   PerkinElmer, Inc.                                                                                  18
    3,000   Thermo Fisher Scientific, Inc.*                                                                   117
      900   Waters Corp.*                                                                                      39
                                                                                                         --------
                                                                                                              261
                                                                                                         --------
            MANAGED HEALTH CARE (0.4%)
    3,450   Aetna, Inc.                                                                                        92
    1,460   CIGNA Corp.                                                                                        32
    1,260   Coventry Health Care, Inc.*                                                                        23
      890   Humana, Inc.*                                                                                      28
    8,870   UnitedHealth Group, Inc.                                                                          236
    4,000   WellPoint, Inc.*                                                                                  186
                                                                                                         --------
                                                                                                              597
                                                                                                         --------
            PHARMACEUTICALS (3.2%)
   12,020   Abbott Laboratories                                                                               542
    1,180   Allergan, Inc.                                                                                     52
   14,400   Bristol-Myers Squibb Co.                                                                          287
    8,080   Eli Lilly and Co.                                                                                 279
    1,780   Forest Laboratories, Inc.*                                                                         42
   20,200   Johnson & Johnson                                                                               1,114
      600   King Pharmaceuticals, Inc.*                                                                         6
   15,370   Merck & Co., Inc.                                                                                 424
    2,670   Mylan, Inc.*                                                                                       35
   46,290   Pfizer, Inc.                                                                                      703
   12,400   Schering-Plough Corp.                                                                             303
      930   Watson Pharmaceuticals, Inc.*                                                                      28
    9,470   Wyeth                                                                                             425
                                                                                                         --------
                                                                                                            4,240
                                                                                                         --------
            Total Health Care                                                                               8,089
                                                                                                         --------

================================================================================

28  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            INDUSTRIALS (4.6%)
            ------------------
            AEROSPACE & DEFENSE (1.3%)
    5,310   Boeing Co.                                                                                   $    238
    3,340   General Dynamics Corp.                                                                            190
    1,090   Goodrich Corp.                                                                                     53
    5,200   Honeywell International, Inc.                                                                     173
      860   L-3 Communications Holdings, Inc.                                                                  63
    2,320   Lockheed Martin Corp.                                                                             194
    2,430   Northrop Grumman Corp.                                                                            116
    1,010   Precision Castparts Corp.                                                                          83
    2,985   Raytheon Co.                                                                                      133
    1,340   Rockwell Collins, Inc.                                                                             57
    6,900   United Technologies Corp.                                                                         363
                                                                                                         --------
                                                                                                            1,663
                                                                                                         --------
            AIR FREIGHT & LOGISTICS (0.5%)
    1,460   C.H. Robinson Worldwide, Inc.                                                                      74
    1,550   Expeditors International of Washington, Inc.                                                       51
    1,950   FedEx Corp.                                                                                       108
    7,660   United Parcel Service, Inc. "B"                                                                   392
                                                                                                         --------
                                                                                                              625
                                                                                                         --------
            AIRLINES (0.0%)
    1,710   Southwest Airlines Co.                                                                             12
                                                                                                         --------
            BUILDING PRODUCTS (0.0%)
    3,110   Masco Corp.                                                                                        32
                                                                                                         --------
            COMMERCIAL PRINTING (0.0%)
    1,780   R.R. Donnelley & Sons Co.                                                                          24
                                                                                                         --------
            CONSTRUCTION & ENGINEERING (0.1%)
    1,350   Fluor Corp.                                                                                        63
    1,040   Jacobs Engineering Group, Inc.*                                                                    45
                                                                                                         --------
                                                                                                              108
                                                                                                         --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    4,815   Caterpillar, Inc.                                                                                 171
    1,780   Cummins, Inc.                                                                                      58
    3,420   Deere & Co.                                                                                       149
    1,120   Manitowoc Co., Inc.                                                                                 7
    2,992   PACCAR, Inc.                                                                                       89
                                                                                                         --------
                                                                                                              474
                                                                                                         --------
            DIVERSIFIED SUPPORT SERVICES (0.0%)
    1,130   Cintas Corp.                                                                                       26
                                                                                                         --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    1,490   Cooper Industries Ltd. "A"                                                                   $     49
    5,560   Emerson Electric Co.                                                                              178
    1,210   Rockwell Automation, Inc.                                                                          37
                                                                                                         --------
                                                                                                              264
                                                                                                         --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,786   Republic Services, Inc.                                                                            64
      380   Stericycle, Inc.*                                                                                  19
    3,205   Waste Management, Inc.                                                                             88
                                                                                                         --------
                                                                                                              171
                                                                                                         --------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    1,060   Monster Worldwide, Inc.*                                                                           12
    1,330   Robert Half International, Inc.                                                                    29
                                                                                                         --------
                                                                                                               41
                                                                                                         --------
            INDUSTRIAL CONGLOMERATES (1.0%)
    4,680   3M Co.                                                                                            267
   78,830   General Electric Co.                                                                            1,062
    2,070   Textron, Inc.                                                                                      24
      750   Tyco International Ltd.                                                                            21
                                                                                                         --------
                                                                                                            1,374
                                                                                                         --------
            INDUSTRIAL MACHINERY (0.4%)
    2,045   Danaher Corp.                                                                                     123
    1,610   Dover Corp.                                                                                        51
      570   Eaton Corp.                                                                                        25
      490   Flowserve Corp.                                                                                    36
    3,320   Illinois Tool Works, Inc.                                                                         107
    2,735   Ingersoll-Rand Co. Ltd. "A"                                                                        55
    1,220   ITT Corp.                                                                                          50
    1,100   Pall Corp.                                                                                         28
    1,170   Parker-Hannifin Corp.                                                                              50
                                                                                                         --------
                                                                                                              525
                                                                                                         --------
            OFFICE SERVICES & SUPPLIES (0.0%)
      920   Avery Dennison Corp.                                                                               26
    1,760   Pitney Bowes, Inc.                                                                                 40
                                                                                                         --------
                                                                                                               66
                                                                                                         --------
            RAILROADS (0.4%)
    1,580   Burlington Northern Santa Fe Corp.                                                                115
    3,120   CSX Corp.                                                                                          99

================================================================================

30  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
    2,670   Norfolk Southern Corp.                                                                       $     99
    3,850   Union Pacific Corp.                                                                               190
                                                                                                         --------
                                                                                                              503
                                                                                                         --------
            RESEARCH & CONSULTING SERVICES (0.1%)
      450   Dun & Bradstreet Corp.                                                                             37
    1,090   Equifax, Inc.                                                                                      29
                                                                                                         --------
                                                                                                               66
                                                                                                         --------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
      930   Fastenal Co.                                                                                       31
      480   W.W. Grainger, Inc.                                                                                38
                                                                                                         --------
                                                                                                               69
                                                                                                         --------
            Total Industrials                                                                               6,043
                                                                                                         --------
            INFORMATION TECHNOLOGY (7.8%)
            -----------------------------
            APPLICATION SOFTWARE (0.2%)
    3,810   Adobe Systems, Inc.*                                                                              107
    1,060   Autodesk, Inc.*                                                                                    23
    1,240   Citrix Systems, Inc.*                                                                              39
    1,800   Compuware Corp.*                                                                                   14
    2,200   Intuit, Inc.*                                                                                      60
      640   Salesforce.com, Inc.*                                                                              24
                                                                                                         --------
                                                                                                              267
                                                                                                         --------
            COMMUNICATIONS EQUIPMENT (1.3%)
      780   Ciena Corp.*                                                                                        9
   43,365   Cisco Systems, Inc.*                                                                              802
   12,180   Corning, Inc.                                                                                     179
      980   Harris Corp.                                                                                       31
      243   Harris Stratex Networks, Inc. "A"*                                                                  1
    1,890   JDS Uniphase Corp.*                                                                                10
    3,980   Juniper Networks, Inc.*                                                                            98
   15,930   Motorola, Inc.                                                                                     97
   12,280   QUALCOMM, Inc.                                                                                    535
    3,370   Tellabs, Inc.*                                                                                     19
                                                                                                         --------
                                                                                                            1,781
                                                                                                         --------
            COMPUTER HARDWARE (2.1%)
    6,410   Apple, Inc.*                                                                                      871
   12,670   Dell, Inc.*                                                                                       147
   18,350   Hewlett-Packard Co.                                                                               630
    9,770   International Business Machines Corp.                                                           1,038

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
    6,320   Sun Microsystems, Inc.*                                                                      $     57
    1,545   Teradata Corp.*                                                                                    33
                                                                                                         --------
                                                                                                            2,776
                                                                                                         --------
            COMPUTER STORAGE & PERIPHERALS (0.2%)
   16,410   EMC Corp.*                                                                                        193
      670   Lexmark International, Inc. "A"*                                                                   11
    2,010   NetApp, Inc.*                                                                                      39
    1,880   SanDisk Corp.*                                                                                     29
                                                                                                         --------
                                                                                                              272
                                                                                                         --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
      880   Affiliated Computer Services, Inc. "A"*                                                            40
    4,320   Automatic Data Processing, Inc.                                                                   164
    1,130   Computer Sciences Corp.*                                                                           48
    1,180   Fidelity National Information Services, Inc.                                                       23
    1,380   Fiserv, Inc.*                                                                                      58
    1,550   Iron Mountain, Inc.*                                                                               42
      470   MasterCard, Inc. "A"                                                                               83
    2,770   Paychex, Inc.                                                                                      76
    1,690   Total System Services, Inc.                                                                        23
    4,725   Western Union Co.                                                                                  83
                                                                                                         --------
                                                                                                              640
                                                                                                         --------
            ELECTRONIC COMPONENTS (0.0%)
    1,270   Amphenol Corp. "A"                                                                                 42
                                                                                                         --------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    1,420   Agilent Technologies, Inc.*                                                                        26
    1,020   FLIR Systems, Inc.*                                                                                23
                                                                                                         --------
                                                                                                               49
                                                                                                         --------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
    1,810   Jabil Circuit, Inc.                                                                                14
    1,210   Molex, Inc.                                                                                        19
    3,230   Tyco Electronics Ltd.                                                                              56
                                                                                                         --------
                                                                                                               89
                                                                                                         --------
            HOME ENTERTAINMENT SOFTWARE (0.1%)
    2,780   Electronic Arts, Inc.*                                                                             64
                                                                                                         --------
            INTERNET SOFTWARE & SERVICES (0.8%)
    1,440   Akamai Technologies, Inc.*                                                                         32
    6,840   eBay, Inc.*                                                                                       121
    1,730   Google, Inc. "A"*                                                                                 722

================================================================================

32  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
    1,380   VeriSign, Inc.*                                                                              $     32
    8,380   Yahoo!, Inc.*                                                                                     133
                                                                                                         --------
                                                                                                            1,040
                                                                                                         --------
            IT CONSULTING & OTHER SERVICES (0.0%)
    2,120   Cognizant Technology Solutions Corp. "A"*                                                          53
                                                                                                         --------
            OFFICE ELECTRONICS (0.0%)
    3,870   Xerox Corp.                                                                                        26
                                                                                                         --------
            SEMICONDUCTOR EQUIPMENT (0.1%)
    8,140   Applied Materials, Inc.                                                                            92
      990   KLA-Tencor Corp.                                                                                   27
    1,780   MEMC Electronic Materials, Inc.*                                                                   34
      830   Novellus Systems, Inc.*                                                                            15
    1,450   Teradyne, Inc.*                                                                                    10
                                                                                                         --------
                                                                                                              178
                                                                                                         --------
            SEMICONDUCTORS (0.9%)
    5,210   Advanced Micro Devices, Inc.*                                                                      24
      540   Altera Corp.                                                                                        9
    2,500   Analog Devices, Inc.                                                                               61
    3,180   Broadcom Corp. "A"*                                                                                81
   42,070   Intel Corp.                                                                                       661
    1,440   Linear Technology Corp.                                                                            34
    5,530   LSI Corp.*                                                                                         25
    1,370   Microchip Technology, Inc.                                                                         30
    6,550   Micron Technology, Inc.*                                                                           33
    1,660   National Semiconductor Corp.                                                                       23
    8,770   Texas Instruments, Inc.                                                                           170
    1,990   Xilinx, Inc.                                                                                       41
                                                                                                         --------
                                                                                                            1,192
                                                                                                         --------
            SYSTEMS SOFTWARE (1.5%)
    1,755   BMC Software, Inc.*                                                                                60
    2,830   CA, Inc.                                                                                           49
    1,110   McAfee, Inc.*                                                                                      44
   53,155   Microsoft Corp.                                                                                 1,110
    2,910   Novell, Inc.*                                                                                      12
   28,117   Oracle Corp.                                                                                      551
    5,960   Symantec Corp.*                                                                                    93
                                                                                                         --------
                                                                                                            1,919
                                                                                                         --------
            Total Information Technology                                                                   10,388
                                                                                                         --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            MATERIALS (1.5%)
            ----------------
            ALUMINUM (0.1%)
    7,650   Alcoa, Inc.                                                                                  $     71
                                                                                                         --------
            DIVERSIFIED CHEMICALS (0.3%)
    7,710   Dow Chemical Co.                                                                                  136
    4,360   E.I. du Pont de Nemours & Co.                                                                     124
      630   Eastman Chemical Co.                                                                               26
    1,410   PPG Industries, Inc.                                                                               63
                                                                                                         --------
                                                                                                              349
                                                                                                         --------
            DIVERSIFIED METALS & MINING (0.1%)
    3,051   Freeport-McMoRan Copper & Gold, Inc.                                                              166
                                                                                                         --------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
      410   CF Industries Holdings, Inc.                                                                       32
    3,760   Monsanto Co.                                                                                      309
                                                                                                         --------
                                                                                                              341
                                                                                                         --------
            FOREST PRODUCTS (0.0%)
    1,435   Weyerhaeuser Co.                                                                                   48
                                                                                                         --------
            GOLD (0.1%)
    3,480   Newmont Mining Corp.                                                                              170
                                                                                                         --------
            INDUSTRIAL GASES (0.2%)
    1,525   Air Products & Chemicals, Inc.                                                                     99
    2,250   Praxair, Inc.                                                                                     165
                                                                                                         --------
                                                                                                              264
                                                                                                         --------
            METAL & GLASS CONTAINERS (0.1%)
      900   Ball Corp.                                                                                         36
    1,440   Owens-Illinois, Inc.*                                                                              41
    1,130   Pactiv Corp.*                                                                                      25
                                                                                                         --------
                                                                                                              102
                                                                                                         --------
            PAPER PACKAGING (0.0%)
      880   Bemis Co., Inc.                                                                                    22
    1,350   Sealed Air Corp.                                                                                   27
                                                                                                         --------
                                                                                                               49
                                                                                                         --------
            PAPER PRODUCTS (0.1%)
    3,700   International Paper Co.                                                                            53
    1,460   MeadWestvaco Corp.                                                                                 24
                                                                                                         --------
                                                                                                               77
                                                                                                         --------

================================================================================

34  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            SPECIALTY CHEMICALS (0.1%)
    1,530   Ecolab, Inc.                                                                                 $     57
      890   International Flavors & Fragrances, Inc.                                                           29
    1,140   Sigma-Aldrich Corp.                                                                                55
                                                                                                         --------
                                                                                                              141
                                                                                                         --------
            STEEL (0.1%)
      960   AK Steel Holding Corp.                                                                             14
      750   Allegheny Technologies, Inc.                                                                       26
    2,530   Nucor Corp.                                                                                       111
    1,000   United States Steel Corp.                                                                          34
                                                                                                         --------
                                                                                                              185
                                                                                                         --------
            Total Materials                                                                                 1,963
                                                                                                         --------
            TELECOMMUNICATION SERVICES (1.5%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
   43,580   AT&T, Inc.                                                                                      1,081
      540   CenturyTel, Inc.                                                                                   17
      760   Embarq Corp.                                                                                       32
    2,280   Frontier Communications Corp.                                                                      17
   10,620   Qwest Communications International, Inc.                                                           46
   20,995   Verizon Communications, Inc.                                                                      614
    3,606   Windstream Corp.                                                                                   30
                                                                                                         --------
                                                                                                            1,837
                                                                                                         --------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    1,350   American Tower Corp. "A"*                                                                          43
   24,510   Sprint Nextel Corp.*                                                                              126
                                                                                                         --------
                                                                                                              169
                                                                                                         --------
            Total Telecommunication Services                                                                2,006
                                                                                                         --------
            UTILITIES (1.7%)
            ----------------
            ELECTRIC UTILITIES (0.9%)
      900   Allegheny Energy, Inc.                                                                             22
    1,680   American Electric Power Co., Inc.                                                                  44
    9,724   Duke Energy Corp.                                                                                 138
    2,810   Edison International                                                                               82
    1,640   Entergy Corp.                                                                                     122
    4,965   Exelon Corp.                                                                                      238
    2,185   FirstEnergy Corp.                                                                                  83
    3,490   FPL Group, Inc.                                                                                   197
    1,480   Northeast Utilities                                                                                31
    1,890   Pepco Holdings, Inc.                                                                               25

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
      850   Pinnacle West Capital Corp.                                                                  $     23
    3,040   PPL Corp.                                                                                          99
    1,360   Progress Energy, Inc.                                                                              48
    5,510   Southern Co.                                                                                      157
                                                                                                         --------
                                                                                                            1,309
                                                                                                         --------
            GAS UTILITIES (0.1%)
    1,130   EQT Corp.                                                                                          42
    1,490   Questar Corp.                                                                                      51
                                                                                                         --------
                                                                                                               93
                                                                                                         --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    5,750   AES Corp.*                                                                                         57
    1,520   Constellation Energy Group, Inc.                                                                   42
    4,340   Dynegy, Inc. "A"*                                                                                   9
                                                                                                         --------
                                                                                                              108
                                                                                                         --------
            MULTI-UTILITIES (0.6%)
    1,840   Ameren Corp.                                                                                       43
    2,760   CenterPoint Energy, Inc.                                                                           28
    1,960   CMS Energy Corp.                                                                                   22
      800   Consolidated Edison, Inc.                                                                          28
    5,010   Dominion Resources, Inc.                                                                          159
      920   DTE Energy Co.                                                                                     28
      341   Integrys Energy Group, Inc.                                                                         9
    2,360   NiSource, Inc.                                                                                     25
    2,630   PG&E Corp.                                                                                         97
    4,350   Public Service Enterprise Group, Inc.                                                             139
      880   SCANA Corp.                                                                                        26
    2,080   Sempra Energy                                                                                      95
    1,830   TECO Energy, Inc.                                                                                  21
      870   Wisconsin Energy Corp.                                                                             34
    1,980   Xcel Energy, Inc.                                                                                  34
                                                                                                         --------
                                                                                                              788
                                                                                                         --------
            Total Utilities                                                                                 2,298
                                                                                                         --------
            Total Blue Chip Stocks (cost: $55,352)                                                         58,398
                                                                                                         --------

            TOTAL INVESTMENTS (COST: $136,445)                                                           $131,708
                                                                                                         ========

================================================================================

36  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2009

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  CATEGORIES AND DEFINITIONS

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)   Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., Assured Guaranty Corp., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd.,

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

           or MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   EDA     Economic Development Authority

   IDA     Industrial Development Authority/Agency

   ISD     Independent School District

   MTA     Metropolitan Transportation Authority

   PRE     Prerefunded to a date prior to maturity

   REIT    Real estate investment trust

   USD     Unified School District

o  SPECIFIC NOTES

   (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company under liquidity guidelines

================================================================================

38  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

       approved by the Board of Trustees, unless otherwise noted as illiquid.

   (c) Rate represents the money market fund annualized seven-day yield at May 31, 2009.

   (d) Northern Trust Corp. is the parent of Northern Trust Investments, N.A., which is the subadviser of the Fund.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

May 31, 2009

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $136,445)        $131,708
  Cash                                                                       32
  Receivables:
    Capital shares sold                                                      14
    Dividends and interest                                                1,263
                                                                       --------
      Total assets                                                      133,017
                                                                       --------
LIABILITIES
  Payables:
    Capital shares redeemed                                                  85
  Accrued management fees                                                    48
  Accrued transfer agent's fees                                               1
  Other accrued expenses and payables                                        76
                                                                       --------
      Total liabilities                                                     210
                                                                       --------
        Net assets applicable to capital shares outstanding            $132,807
                                                                       ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                      $153,677
  Accumulated undistributed net investment income                           809
  Accumulated net realized loss on investments                          (16,942)
  Net unrealized depreciation of investments                             (4,737)
                                                                       --------
        Net assets applicable to capital shares outstanding            $132,807
                                                                       ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                             12,078
                                                                       ========
  Net asset value, redemption price, and offering price per share      $  11.00
                                                                       ========

See accompanying notes to financial statements.

================================================================================

40  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended May 31, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                            $  1,638
  Interest                                                                4,549
                                                                       --------
    Total income                                                          6,187
                                                                       --------
EXPENSES
  Management fees                                                           616
  Administration and servicing fees                                         213
  Transfer agent's fees                                                     191
  Custody and accounting fees                                                98
  Postage                                                                    13
  Shareholder reporting fees                                                 25
  Trustees' fees                                                             10
  Registration fees                                                          31
  Professional fees                                                          68
  Other                                                                      14
                                                                       --------
    Total expenses                                                        1,279
  Expenses paid indirectly                                                   (2)
                                                                       --------
    Net expenses                                                          1,277
                                                                       --------
NET INVESTMENT INCOME                                                     4,910
                                                                       --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss                                                     (12,348)
  Change in net unrealized appreciation/depreciation                    (24,321)
                                                                       --------
    Net realized and unrealized loss                                    (36,669)
                                                                       --------
  Decrease in net assets resulting from operations                     $(31,759)
                                                                       ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended May 31,

--------------------------------------------------------------------------------

                                                                        2009             2008
---------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                             $  4,910         $  5,316
  Net realized loss on investments                                   (12,348)          (3,660)
  Change in net unrealized appreciation/depreciation of
    investments                                                      (24,321)          (9,184)
                                                                    -------------------------
    Decrease in net assets resulting from operations                 (31,759)          (7,528)
                                                                    -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (5,067)          (5,279)
                                                                    -------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                            6,375           12,235
  Reinvested dividends                                                 4,709            4,881
  Cost of shares redeemed                                            (21,651)         (25,887)
                                                                    -------------------------
    Decrease in net assets from capital share transactions           (10,567)          (8,771)
                                                                    -------------------------
  Net decrease in net assets                                         (47,393)         (21,578)

NET ASSETS
  Beginning of year                                                  180,200          201,778
                                                                    -------------------------
  End of year                                                       $132,807         $180,200
                                                                    =========================
Accumulated undistributed net investment income:
  End of year                                                       $    809         $    966
                                                                    =========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                            561              864
  Shares issued for dividends reinvested                                 419              346
  Shares redeemed                                                     (1,958)          (1,838)
                                                                    -------------------------
    Decrease in shares outstanding                                      (978)            (628)
                                                                    =========================

See accompanying notes to financial statements.

================================================================================

42  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

May 31, 2009

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek a conservative balance between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of

================================================================================

44  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

         the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used to value the Fund's assets as of May 31, 2009:

    VALUATION INPUTS                                   INVESTMENTS IN SECURITIES
    ----------------------------------------------------------------------------
    Level 1 -- Quoted Prices                                  $ 58,515,000
    Level 2 -- Other Significant Observable Inputs              73,193,000
    Level 3 -- Significant Unobservable Inputs                           -
    ----------------------------------------------------------------------------
    TOTAL                                                     $131,708,000
    ----------------------------------------------------------------------------

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

===============================================================================

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of May 31, 2009.

F. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year

================================================================================

46  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    ended May 31, 2009, custodian and other bank credits reduced the Fund's expenses by $2,000. For the year ended May 31, 2009, the Fund did not incur any brokerage commission recapture credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

For the year ended May 31, 2009, the Fund paid CAPCO facility fees of $1,000, which represents 0.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended May 31, 2009.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the years ended May 31, 2009, and 2008, was as follows:

                                                        2009             2008
                                                     ---------------------------
Ordinary income*                                     $1,344,000       $1,374,000
Tax-exempt income                                     3,723,000        3,905,000

As of May 31, 2009, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                    $    697,000
Undistributed ordinary income*                                          120,000
Accumulated capital and other losses                                (16,898,000)
Unrealized depreciation                                              (4,781,000)

*Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2009, the Fund had a current post-October capital loss of $9,843,000 and capital loss carryovers

================================================================================

48  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

of $7,055,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2015 and 2017, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                     --------------------------------------
                     EXPIRES                       BALANCE
                     -------                     ----------
                      2015                       $  833,000
                      2017                        6,222,000
                                                 ----------
                                     Total       $7,055,000
                                                 ==========

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended May 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of May 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended May 31, 2006, through May 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2009, were $35,815,000 and $48,720,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

As of May 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was $136,489,000.

Gross unrealized appreciation and depreciation of investments as of May 31, 2009, for federal income tax purposes, were $7,991,000 and $12,772,000, respectively, resulting in net unrealized depreciation of $4,781,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to the performance of certain Lipper indexes. The portion of the performance adjustment that includes periods beginning August 1, 2006, is based on a Composite Index comprised of 51% of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within this

================================================================================

50  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    category, and 49% of the Lipper Large-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds within this category. The portion of the performance adjustment that includes periods before August 1, 2006, is based on the Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds within this category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
    ----------------------------------------------------------------------------
    +/- 0.20% to 0.50%                   +/- 0.04%
    +/- 0.51% to 1.00%                   +/- 0.05%
    +/- 1.01% and greater                +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the applicable Lipper index over that period, even if the Fund had overall negative returns during the performance period.

    For the year ended May 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $616,000, which is net of a (0.07)% performance adjustment of $(94,000).

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Northern Trust Investments, N.A. (NTI), under which NTI directs the investment and reinvestment

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $100,000 or a fee at an annual amount of 0.25% on the first $40 million of assets and 0.10% on assets over $40 million of the portion of the Fund's average net assets that NTI manages. For the year ended May 31, 2009, the Manager incurred subadvisory fees, paid or payable to NTI, of $122,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $213,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended May 31, 2009, the Fund reimbursed the Manager $3,000 for these compliance and legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $191,000.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

================================================================================

52  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, the Financial Accounting Standards Board (FASB) issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.
    The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Fund adopted SFAS 161 on December 1, 2008; however, the fund did not invest in any derivatives during the period from December 1, 2008, through May 31, 2009. Therefore, no disclosure has been made.

C. FASB STATEMENT NO. 165, "SUBSEQUENT EVENTS" (STATEMENT 165) -- In May 2009, FASB issued Statement 165. In summary, Statement 165 defines subsequent events as events or transactions that occur after the balance sheet date but before the financial statements are

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    issued or available to be issued and categorizes subsequent events as recognized or non-recognized for financial statement purposes. Statement 165 requires entities to disclose the date through which an entity has evaluated subsequent events and the basis for that date. Statement 165 is effective for interim or annual financial periods ending after June 15, 2009. The Manager does not believe the adoption of Statement 165 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required regarding the evaluation of subsequent events.

================================================================================

54  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                           YEAR ENDED MAY 31,
                               ------------------------------------------------------------------
                                   2009           2008          2007           2006          2005
                               ------------------------------------------------------------------
Net asset value at
  beginning of period          $  13.80       $  14.75      $  14.40       $  14.65      $  14.61
                               ------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .40            .40           .38            .36           .34
  Net realized and
    unrealized gain (loss)        (2.80)          (.96)         1.37            .71          1.15
                               ------------------------------------------------------------------
Total from investment
  operations                      (2.40)          (.56)         1.75           1.07          1.49
                               ------------------------------------------------------------------
Less distributions from:
  Net investment income            (.40)          (.39)         (.39)          (.34)         (.35)
  Realized capital gains              -              -         (1.01)          (.98)        (1.10)
                               ------------------------------------------------------------------
Total distributions                (.40)          (.39)        (1.40)         (1.32)        (1.45)
                               ------------------------------------------------------------------
Net asset value at end
  of period                    $  11.00       $  13.80      $  14.75       $  14.40      $  14.65
                               ==================================================================
Total return (%)*                (17.38)         (3.81)        12.67(a)        7.38         10.40
Net assets at end
  of period (000)              $132,807       $180,200      $201,778       $191,755      $188,469
Ratios to average
  net assets:**
  Expenses (%)(b)                   .90            .89           .91(a)         .83           .81
  Net investment income (%)        3.46           2.80          2.66           2.44          2.37
Portfolio turnover (%)               25             38            37            111           120

  *   Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 **   For the year ended May 31, 2009, average net assets were $141,836,000.
(a)   For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b)   Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)      (.00%)(+)     (.00%)(+)      (.01%)        (.03%)
      (+) Represents less than 0.01% of average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

EXPENSE EXAMPLE

May 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2008, through May 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information

================================================================================

56  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                     BEGINNING              ENDING            DURING PERIOD*
                                   ACCOUNT VALUE        ACCOUNT VALUE       DECEMBER 1, 2008 -
                                 DECEMBER 1, 2008        MAY 31, 2009          MAY 31, 2009
                                 --------------------------------------------------------------
Actual                              $1,000.00             $1,078.10               $4.87

Hypothetical
 (5% return before expenses)         1,000.00              1,020.24                4.73

* Expenses are equal to the Fund's annualized expense ratio of 0.94%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 7.81% for the six-month period of December 1, 2008, through May 31, 2009.

================================================================================

                                                           EXPENSE EXAMPLE |  57

================================================================================

ADVISORY AGREEMENTS

May 31, 2009

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

58  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board

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                                                       ADVISORY AGREEMENTS |  59

================================================================================

considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe").

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60  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance fee adjustment -- was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was above the average of its performance universe and its Lipper index for the one-year period ended December 31, 2008, and was lower than the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2008. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one-year period ended December 31, 2008, and in the bottom 50% of its performance universe for the three- and five-year periods ended December 31, 2008. The Board took into account management's discussion of the factors that contributed to the Fund's relative performance, including its Lipper peer group, and any plans to address such performance. The Board also noted the improvement in the Fund's performance from the previous year.

================================================================================

                                                       ADVISORY AGREEMENTS |  61

================================================================================

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of

================================================================================

62  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

funds with a similar investment objective and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them by the Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with

================================================================================

                                                       ADVISORY AGREEMENTS |  63

================================================================================

underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance;
(ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board noted that it was reported that the subadvisory fees that the Subadviser charges the Fund are unique due to the type of fund and could not be compared to the fees that the Subadviser charges to other clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2008, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of the Subadviser. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The

================================================================================

64  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

Board was mindful of the Manager's focus on the Subadviser's performance and the explanations of management regarding the factors that contributed to the recent performance of the Fund. The Board also noted the Subadviser's long-term performance record for similar accounts.

CONCLUSIONS -- The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with a similar investment objective and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

                                                       ADVISORY AGREEMENTS |  65

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 45 individual funds as of May 31, 2009. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

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66  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  67

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

68  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.

 (2) Member of Executive Committee

 (3) Member of Audit Committee

 (4) Member of Pricing and Investment Committee

 (5) Member of Corporate Governance Committee

 (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

 (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.

 (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  69

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present). Mr. Gladson also serves as a Director for SAS.

RONALD B. SWEET
Vice President
Born: November 1962
Year of Appointment: 2006

Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS, and is an Assistant Secretary of USAA.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

================================================================================

70  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Assistant Secretary, IMCO, SAS, FAI, and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, FASG, FAI, and SAS (2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05); Chief Financial Officer, Metropolitan Mortgage (8/03-7/04).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

   (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  71

================================================================================

TRUSTEES                                 Christopher W. Claus
                                         Barbara B. Dreeben
                                         Robert L. Mason, Ph.D.
                                         Barbara B. Ostdiek, Ph.D.
                                         Michael F. Reimherr
                                         Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                           USAA Investment Management Company
INVESTMENT ADVISER,                      P.O. Box 659453
UNDERWRITER, AND                         San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                           USAA Shareholder Account Services
                                         9800 Fredericksburg Road
                                         San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                            State Street Bank and Trust Company
ACCOUNTING AGENT                         P.O. Box 1713
                                         Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                              Ernst & Young LLP
REGISTERED PUBLIC                        100 West Houston St., Suite 1800
ACCOUNTING FIRM                          San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                              Under "Products & Services"
SELF-SERVICE 24/7                        click "Investments," then
AT USAA.COM                              "Mutual Funds"

OR CALL                                  Under "My Accounts" go to
(800) 531-USAA                           "Investments." View account balances,
         (8722)                          or click "I want to...," and select
                                         the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

     USAA                                                         --------------
     9800 Fredericksburg Road                                        PRSRT STD
     San Antonio, TX 78288                                         U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
  >> SAVE PAPER AND FUND COSTS
     At USAA.COM click: MY DOCUMENTS
     Set preferences to USAA DOCUMENTS ONLINE.

     [LOGO OF USAA]
          USAA        We know what it means to serve.(R)

================================================================================
23403-0709                                   (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 9 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2009 and 2008 were $279,350 and $259,470, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2009 and 2008 were $63,500 and $64,375, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended May 31, 2009 and 2008.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2009 and 2008.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for May 31, 2009 and 2008 were $108,000 and $106,475, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2009 and 2008 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    07/24/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    07/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    07/27/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.